Property and equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 470,504
Ending balance	1,005,760	$ 470,504
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,120,181	3,863,044
Additions	807,910	260,901
Disposal		(3,764)
Ending balance	4,928,091	4,120,181
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,649,677	3,578,355
Amortization	272,654	74,137
Disposal		(2,815)
Ending balance	3,922,331	3,649,677
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		448,587
Ending balance	919,487
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,019,065	3,777,382
Additions	628,493	241,683
Disposal		0
Ending balance	4,647,558	4,019,065
Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,570,478	3,501,562
Amortization	157,593	68,916
Disposal		0
Ending balance	3,728,071	3,570,478
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	22,493	0
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	68,549	0
Disposal		0
Ending balance	68,549	0
Right-of-use assets [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	46,056	0
Disposal		0
Ending balance	46,056	0
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,917
Ending balance	34,232	21,917
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101,116	85,662
Additions	22,224	19,218
Disposal		(3,764)
Ending balance	123,340	101,116
Computer equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79,199	76,793
Amortization	9,909	5,221
Disposal		(2,815)
Ending balance	89,108	79,199
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	29,548	0
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	88,644	0
Disposal		0
Ending balance	88,644	0
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	59,096	0
Disposal		0
Ending balance	$ 59,096	$ 0